Revenue from External Customers by Geographic Areas (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 24, 2011	Mar. 25, 2011	Dec. 24, 2010	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Schedule Of Revenues From External Customers [Line Items]
Revenue	$ 809	$ 812	$ 814	$ 807	$ 795	$ 794	$ 783	$ 768	$ 765	$ 3,228	$ 3,110	$ 2,591
UNITED STATES
Schedule Of Revenues From External Customers [Line Items]
Revenue										3,034	2,905	2,396
CANADA
Schedule Of Revenues From External Customers [Line Items]
Revenue										$ 194	$ 205	$ 195